Pension And Other Postretirement Benefits (Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Unfunded Status of Plans [Roll Forward]
Net unfunded status, beginning	$ (64,463)	$ (91,182)		$ (91,182)	$ (89,127)	$ (89,127)
Service cost	(2,078)	(2,079)	$ (1,807)	(4,157)	(3,615)	(7,231)	$ (9,195)	$ (7,986)
Interest Cost	(7,408)	(7,408)	(7,789)	(14,816)	(15,577)	(31,154)	(28,363)	(30,232)
Expected Return on assets	11,206	11,206	10,473	22,412	20,946	41,893	38,287	32,554
Employer contributions		25,000				54,109	49,702	48,300
Net unfunded status, ending	(62,743)	(64,463)		(62,743)		(91,182)	(89,127)
Regulatory Assets Related to Pensions [Roll Forward]
Regulatory assets, before tax adjustments, beginning		419,286		419,286	371,856	371,856
Amortization of prior service cost	(1,217)		(1,213)	(2,433)	(2,426)	(4,853)	(4,916)	(4,246)
Amortization of net actuarial loss	(3,475)		(2,426)	(6,950)	(4,855)
Regulatory assets, before tax adjustments, ending						419,286	371,856
Indianapolis Power And Light Company [Member]
Net Unfunded Status of Plans [Roll Forward]
Net unfunded status, beginning	(64,463)	(91,182)		(91,182)	(89,127)	(89,127)
Service cost	(2,078)	(2,079)	(1,807)	(4,157)	(3,615)	(7,231)	(9,195)	(7,986)
Interest Cost	(7,408)	(7,408)	(7,789)	(14,816)	(15,577)	(31,154)	(28,363)	(30,232)
Expected Return on assets	11,206	11,206	10,473	22,412	20,946	41,893	38,287	32,554
Employer contributions		25,000				54,109	49,702	48,300
Net unfunded status, ending	(62,743)	(64,463)		(62,743)		(91,182)	(89,127)
Regulatory Assets Related to Pensions [Roll Forward]
Regulatory assets, before tax adjustments, beginning		419,286		419,286	371,856	371,856
Amortization of prior service cost	(1,217)		(1,213)	(2,433)	(2,426)	(4,853)	(4,916)	$ (4,246)
Amortization of net actuarial loss	(3,475)		$ (2,426)	(6,950)	$ (4,855)
Regulatory assets, before tax adjustments, ending						419,286	$ 371,856
Pension Benefit [Member]
Net Unfunded Status of Plans [Roll Forward]
Net unfunded status, beginning		(90,100)		(90,100)
Net unfunded status, ending						(90,100)
Regulatory Assets Related to Pensions [Roll Forward]
Regulatory assets, before tax adjustments, beginning	232,200	236,891		236,891
Amortization of prior service cost	(1,217)	(1,216)
Amortization of net actuarial loss	(3,475)	(3,475)
Regulatory assets, before tax adjustments, ending	227,508	232,200		227,508		236,891
Pension Benefit [Member] | Indianapolis Power And Light Company [Member]
Net Unfunded Status of Plans [Roll Forward]
Net unfunded status, beginning		(90,100)		(90,100)
Net unfunded status, ending						(90,100)
Regulatory Assets Related to Pensions [Roll Forward]
Regulatory assets, before tax adjustments, beginning	232,200	236,891		236,891
Amortization of prior service cost	(1,217)	(1,216)
Amortization of net actuarial loss	(3,475)	(3,475)
Regulatory assets, before tax adjustments, ending	$ 227,508	$ 232,200		$ 227,508		$ 236,891